Goodwill and Intangible Assets (Scheduled Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 384
2018	305
2019	110
2020	88
2021	67
Thereafter	72
Core deposits intangible	$ 1,026	$ 1,430